SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND CONTRACTUAL REPAYMENT DATES (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 409,503	$ 431,960
Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	20,265	18,690
6 – 12 months [member]
IfrsStatementLineItems [Line Items]
Total	20,582	18,960
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	183,301	168,790
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	$ 185,355	$ 225,520